Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Accounts Receivable, Net
Accounts Receivable, Net

4.Accounts Receivable, Net

	As of December 31,
	2018	2019
	RMB	RMB	US$
Accounts receivable	56,493	40,464	5,813
Allowance for doubtful accounts	(15,763)	(20,040)	(2,879)
Total accounts receivable, net	40,730	20,424	2,934

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of the year	21,192	15,763	2,264
Provision	6,827	8,487	1,220
Reversal	(7,057)	(4,210)	(605)
Write-off	(5,199)	—	—
Balance at end of the year	15,763	20,040	2,879